Reconciliation of US Statutory Tax Rate to Worldwide Effective Tax Rate (Detail)	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Income Taxes [Line Items]
United States	(89.80%)	104.40%	92.60%
Foreign	(10.20%)	(4.40%)	7.40%
Total	(100.00%)	100.00%	100.00%
Tax expense (benefit) at U.S. statutory rate	(35.00%)	35.00%	35.00%
State Income Taxes	0.30%	2.70%	3.90%
Finalization of tax reviews and audits and changes in estimate on tax contingencies	(2.10%)	4.10%	(143.50%)
Domestic Production Deduction		(3.90%)	(7.70%)
Employee Benefit Deductions	(8.10%)	(4.70%)	(1.90%)
Non-Taxable Indemnification Agreements	(20.90%)		14.40%
Non-Deductible Professional Fees	27.80%	3.60%
Tax provision adjustments	(6.80%)	(4.30%)	(3.00%)
Other, net	3.10%		0.70%
Taxes at effective worldwide tax rates	(41.70%)	32.50%	(102.10%)